Significant Accounting Judgements and Estimates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Significant Accounting Judgements and Estimates [Line Items]
Goodwill	¥ 24,694		¥ 24,694		$ 3,383
Tax losses	100,249	$ 13,734	237,432	¥ 279,898
Deferred tax assets	50,949				6,980
Unrecognised deferred tax assets	44,236		59,842		6,060
Taxes [Member]
Significant Accounting Judgements and Estimates [Line Items]
Tax losses	4,425,237	$ 606,255	4,147,923
Unrecognised deferred tax assets	1,321,638		1,119,913		181,063	$ 934,601
Unused tax losses [member]
Significant Accounting Judgements and Estimates [Line Items]
Deferred tax assets	¥ 3,523		¥ 16,402		$ 483